Summary of Significant Accounting Policies - Schedule of estimated Economic Useful Lives of the Assets (Details)	Dec. 31, 2024
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated economic useful lives	5 years